Related party transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related party transactions
Schedule of balances with related parties

Amounts due from related parties

	December 31, 2017	June 30, 2018
Due from GasLog Carriers Ltd. ("GasLog Carriers") (a)	3,712	—
Due from the Cool Pool (b)	—	1,083

Total	3,712	1,083

Amounts due to related parties

	December 31, 2017	June 30, 2018
Due to GasLog LNG Services (c)	2,383	1,729
Due to GasLog (d)	230	653

Total	2,613	2,382

(a)         As of December 31, 2017, the balance due from GasLog Carriers, the parent company of GAS-fourteen Ltd. prior to its acquisition by the Partnership, represented mainly amounts advanced to GasLog Carriers to cover future operating expenses. As of June 30, 2018, the balance had been fully settled.

(b) As of June 30, 2018, the balance due from the Cool Pool comprises outstanding pool distributions (Note 9).
(c) The balances represent mainly amounts paid directly by the Manager on behalf of the Partnership.
(d) The balances represent mainly payments made by GasLog on behalf of the Partnership.

Loans due to related parties

	December 31, 2017	June 30, 2018
Loan facility with GasLog	45,000	—

Total	45,000	—

Schedule of related party transactions

			For the three months ended		For the six months ended
Company	Details	Account	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
GasLog	Commercial management fee(i)	General and administrative expenses	1,170	1,170	2,340	2,340
GasLog	Administrative services fee(ii)	General and administrative expenses	1,525	2,581	2,948	5,016
GasLog LNG Services	Management fees(iii)	Vessel operating costs	1,656	1,656	3,312	3,312
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	49	—	75	4
GasLog	Interest expense under Sponsor Credit Facility	Financial costs	1,160	—	1,160	935
GasLog	Commitment fee under Sponsor Credit Facility	Financial costs	62	76	242	151
GasLog	Interest on swaps (Note 11)	(Loss)/gain on derivatives	479	(587)	1,104	(544)
Cool Pool	Adjustment for net pool allocation	Net pool allocation	—	357	—	357

(i)

Commercial Management Agreements

Upon completion of the IPO on May 12, 2014, the vessel-owning subsidiaries of the Initial Fleet entered into amended commercial management agreements with GasLog (the "Amended Commercial Management Agreements"), pursuant to which GasLog provides certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the amended agreements is $360 for each vessel payable quarterly in advance in lump sum amounts. In December 2013, GAS-seven Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $540 that was amended to $360 when the vessel was acquired by the Partnership on November 1, 2016. Additionally, in June 2015, GAS-eight Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $360.

The same provisions are included in the commercial management agreements that GAS-eleven Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. entered into with GasLog upon the deliveries of the GasLog Greece, the GasLog Geneva, the GasLog Gibraltar, the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, respectively, into GasLog's fleet in March 2016, September 2016, October 2016, April 2014 and June 2014 (together with the Amended Commercial Management Agreements and the commercial management agreements entered into by GAS-seven Ltd. and GAS-eight Ltd. with GasLog, the "Commercial Management Agreements").

(ii)

Administrative Services Agreement

Upon completion of the IPO on May 12, 2014, the Partnership entered into an administrative services agreement (the "Administrative Services Agreement") with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days' notice for any reason in the sole discretion of the Partnership's board of directors. Until December 31, 2016, GasLog received a service fee of $588 per vessel per year in connection with providing services under this agreement. On November 16, 2016, the board of directors approved an increase in the service fee payable to GasLog under the terms of the Administrative Services Agreement to $632 per vessel per year with effect from January 1, 2017. With effect from January 1, 2018, the service fee increased to $812 per vessel per year.

(iii)

Ship Management Agreements

Upon completion of the IPO on May 12, 2014, each of the vessel owning subsidiaries of the Initial Fleet entered into an amended ship management agreement (collectively, the "Amended Ship Management Agreements") under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf. The Amended Ship Management Agreements also provide for superintendent fees of $1 per day payable to the Manager for each day in excess of 25 days per calendar year for which a superintendent performed visits to the vessels, an annual incentive bonus of up to $72 based on key performance indicators predetermined annually and contain clauses for decreased management fees in case of a vessel's lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Amended Ship Management Agreement continues indefinitely until terminated by either party. The same provisions are included in the ship management agreements that GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. entered into with the Manager upon the deliveries of the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, respectively, into GasLog's fleet in April 2014 and June 2014 (together with the Amended Ship Management Agreements and the ship management agreement that GAS-seven Ltd. entered into with the Manager upon its vessel's delivery from the shipyard in 2013, the "Ship Management Agreements"). In May 2015, the Ship Management Agreements were further amended to delete the annual incentive bonus and superintendent fees clauses and, in the case of GAS-seven Ltd., to also increase the fixed monthly charge to $46 with effect from April 1, 2015. In April 2016, the Ship Management Agreements were amended to consolidate all ship management related fees into a single fee structure. This single fee structure was already provided for in the ship management agreements that GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-fourteen Ltd. had entered into with GasLog upon the deliveries of the GasLog Greece in March 2016, the GasLog Geneva in September 2016 and the GasLog Gibraltar in October 2016, respectively (with a fixed monthly charge of $46).